Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of March 31, 2016 and December 31, 2015 is as follows:

	March 31, 2016	December 31, 2015
	(in millions)
Advances on buy-back agreements	$2,242	$2,147
Warranty and campaign programs	951	908
Marketing and sales incentive programs	1,127	1,166
Tax payables	697	528
Accrued expenses and deferred income	575	595
Accrued employee benefits	573	572
Legal reserves and other provisions	904	389
Contract reserve	397	396
Restructuring reserve	54	51
Other	619	736
Total	$8,139	$7,488

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the three months ended March 31, 2016 and 2015 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2016	2015
	(in millions)
Balance at January 1	$908	$1,020
Current year additions	168	154
Claims paid	(159)	(157)
Currency translation adjustment and other	34	(98)
Balance at March 31	$951	$919